Warrant Liability - Schedule of (Gain) Loss on Revaluation of Share Purchase Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
(Gain) loss on revaluation of warrant liabilities	$ (1,338)	$ 1,308
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
(Gain) loss on revaluation of warrant liabilities	(495)
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
(Gain) loss on revaluation of warrant liabilities	(930)	339
Private Placement October 19, 2015
Disclosure Of Classes Of Share Capital [Line Items]
(Gain) loss on revaluation of warrant liabilities	$ 87	$ 969